ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:
	December 31
(in US$ thousands)	2019	2020
Accounts receivable	$371	$276
Less: Allowance for doubtful accounts	(3)	(1)
	$368	$275

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2018, 2019 and 2020:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$12	$5	$3
Additions: Bad debt expense	23	24	5
Less: Write-off	(29)	(26)	(7)
Translation adjustment	(1)	—	—
Balance at end of year	$5	$3	$1